INTEREST-BEARING LOANS AND BORROWINGS - Bonds (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks, Non-current portion	₫ 22,862,890	₫ 30,170,149	[1]	$ 939,506,472
Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	13,544,237	18,995,093		556,574,358	$ 795,905,994
Long-term loans from banks, Non-current portion	5,938,750	7,551,628		244,041,504	316,417,812
Long-term loans from banks, Current portion	7,605,487	11,443,465		312,532,854	479,488,182
Bonds due in December 2024
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks		11,443,465			479,488,182
Long-term loans from banks, Current portion		₫ 11,443,465			479,488,182
Bonds due in December 2024 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)		9.975%
Bonds due in December 2024 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)		11.825%
Bonds due in May 2025
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	1,995,793	₫ 1,985,738		82,013,273	83,203,626
Long-term loans from banks, Current portion	₫ 1,995,793			82,013,273
Bonds due in May 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)	9.775%	9.26%
Bonds due in May 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)	10.175%	11.675%
Bonds due in January 2025 and March 2025
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 4,992,091	₫ 4,951,792		205,140,374	207,483,100
Long-term loans from banks, Current portion	₫ 4,992,091			205,140,374
Bonds due in January 2025 and March 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate	14.40%	14.40%
Bonds due in January 2025 and March 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Fixed interest rate	14.50%	14.50%
Bonds due in September 2025
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 617,603	₫ 614,098		25,379,207	$ 25,731,086
Long-term loans from banks, Current portion	₫ 617,603			25,379,207
Bonds due in September 2025 | Minimum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)	10.875%	10.42%
Bonds due in September 2025 | Maximum
INTEREST-BEARING LOANS AND BORROWINGS
Interest rate (as a percent)	11.225%	11.725%
Bonds due in October 2026
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 1,977,750			81,271,831
Fixed interest rate	13.50%
Bonds due in October 2029
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 3,951,000			162,358,742
Fixed interest rate	13.50%
Bonds due in December 2026
INTEREST-BEARING LOANS AND BORROWINGS
Long-term loans from banks	₫ 10,000			$ 410,931
Fixed interest rate	13.50%

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).